Financial Risk Management - Summary of Sensitivity of Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments carrying value [line items]
Financial assets	£ 1,310	£ 1,699
Cash and cash equivalents	312	558
Derivative financial instruments	5	(6)
Financial liabilities	(1,578)	(1,722)
Other borrowings	(550)	(620)
Investment in finance lease receivable	100	121
Other net financial assets	378	477
Total financial instruments	(268)	(23)
Impact of 1% increase in interest rates	17	11
Impact of 1% decrease in interest rates	(17)	(10)
Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(32)	(40)
Impact of 10% weakening in exchange rates	52	48
Investments in unlisted securities [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	143	133
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Investments in unlisted securities [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(10)	(10)
Impact of 10% weakening in exchange rates	12	12
Other receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	12	3
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Other receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(1)	0
Impact of 10% weakening in exchange rates	1	0
Cash and cash equivalents [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	312	558
Cash and cash equivalents	312	558
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Cash and cash equivalents [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(24)	(25)
Impact of 10% weakening in exchange rates	30	31
Derivative financial instruments [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	48	59
Derivative financial instruments	5	(6)
Impact of 1% increase in interest rates	15	7
Impact of 1% decrease in interest rates	(15)	(6)
Derivative financial instruments [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(5)	(10)
Impact of 10% weakening in exchange rates	19	12
Bonds [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(611)	(610)
Impact of 1% increase in interest rates	2	4
Impact of 1% decrease in interest rates	(2)	(4)
Bonds [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	24	24
Impact of 10% weakening in exchange rates	(29)	(30)
Other borrowings [member]
Disclosure of financial instruments carrying value [line items]
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Other borrowings [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	21	26
Impact of 10% weakening in exchange rates	(26)	(32)
Investment in finance lease receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	100	121
Investment in finance lease receivable	100	121
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Investment in finance lease receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(9)	(11)
Impact of 10% weakening in exchange rates	11	13
Other net financial assets [member]
Disclosure of financial instruments carrying value [line items]
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Other net financial assets [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(31)	(38)
Impact of 10% weakening in exchange rates	38	47
Deferred and contingent consideration [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(57)	(79)
Deferred and contingent consideration	(57)	(79)
Impact of 1% increase in interest rates	0	0
Impact of 1% decrease in interest rates	0	0
Deferred and contingent consideration [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	3	4
Impact of 10% weakening in exchange rates	£ (4)	£ (5)